Acquisitions & Divestitures - 2023 Acquisition and Divestitures - Narrative (Details) - USD ($) $ in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jul. 17, 2023	Jun. 27, 2023	Mar. 01, 2023	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total revenue						$ 368,674	$ 487,305	$ 868,263
Portion of consideration paid (received) consisting of cash and cash equivalents						(9,933)	(44,333)	(95,749)
Gain (loss) on sale of equity interest						0	0	18,440
Gains (losses) on financial assets at fair value through profit or loss						2,433	0	4,610
Gain (loss) on natural gas and oil property and equipment						7,210	$ 7,729	24,146
DP Lion Equity Holdco LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 30,000
Gain (loss) on sale of equity interest	$ 18,440
Undeveloped acreage in Oklahoma
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)		$ (16,060)
Gain (loss) on natural gas and oil property and equipment		$ 13,619
Certain non-core, non-operated assets within central region
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)			$ (37,589)
Certain other non-core undeveloped acreage
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)						(9,933)
Gain (loss) on natural gas and oil property and equipment						$ 6,852		10,547
Proceeds from divestiture								$ 12,100
DP Lion HoldCo LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of equity ownership divested	80.00%				80.00%			80.00%
DP Lion Equity Holdco LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Proceeds from divesture of business					$ (30,000)
Proportion of ownership interest in subsidiary (as a percent)					20.00%
Investment in subsidiary	$ 7,500				$ 7,500			$ 7,500
ABS VII Class A Notes
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Notional amount									$ 142,000
ABS VII Class B Notes
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Notional amount									$ 20,000
TANOS
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid				$ 262,329
Transaction costs				936
Total revenue				$ 45,589